Share capital	12 Months Ended
Dec. 31, 2025
Share capital.
Share capital

13. Share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2024 (1)	184,354,496	(59,159,103)	125,195,393
Sale of treasury shares	—	3,050,665	3,050,665
Movement of shares under liquidity agreement	—	55,450	55,450
Acquisition of shares forfeited from DSPPP	—	(8,539)	(8,539)
Balance as of December 31, 2024	184,354,496	(56,061,527)	128,292,969
Shares reclassed as treasury shares under IFRS 2	—	(29,950,268)	(29,950,268)
Balance as of December 31, 2024 IFRS 2	184,354,496	(86,011,795)	98,342,701
(1)In accordance with Swiss law, the issuance of 6,120,000 new shares through the exercise of pre-funded warrants from December 12, 2023 to December 31, 2023, have been registered in the commercial register on February 20, 2024. As of January 1, 2024, the amount of the share capital as registered in the commercial register is CHF 1,782,344.96 divided into 178,234,496 shares.

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2025	184,354,496	(56,061,527)	128,292,969
Issuance of treasury shares	34,300,000	(34,300,000)	—
Sales of treasury shares	—	19,612,752	19,612,752
Movement of shares under liquidity agreement	—	(28,329)	(28,329)
Acquisition of shares forfeited from DSPPP	—	(45,578)	(45,578)
Balance as of December 31, 2025	218,654,496	(70,822,682)	147,831,814
Shares reclassed as treasury shares under IFRS 2	—	(29,904,690)	(29,904,690)
Balance as of December 31, 2025 IFRS 2	218,654,496	(100,727,372)	117,927,124

As of December 31, 2025, 147,831,814 shares were outstanding excluding 70,822,682 treasury shares directly held by Addex Pharma SA and including 29,904,690 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (see note 14). Of the treasury shares held as of December 31, 2025, 30,000,000 were held as ADSs.

As of December 31, 2024, 128,292,969 shares were outstanding excluding 56,061,527 treasury shares directly held by Addex Pharma SA and including 29,950,268 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (see note 14). All shares have a nominal value of CHF 0.01.

The Group maintains a liquidity agreement with Kepler Cheuvreux (“Kepler”). Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. As of December 31, 2025, 144,951 (December 31, 2024: 116,622) treasury shares are recorded under this agreement in the treasury share reserve and CHF 5,130 (December 31, 2024: CHF 6,496) is recorded in other financial assets.

During the twelve-month period ended December 31, 2025, the Group sold 19,612,752 treasury shares at an average price of CHF 0.063 per share for total gross proceeds of CHF 1,230,103 (during the twelve-month period ended December 31, 2024, the Group sold 3,050,665 treasury shares at an average price of CHF 0.08 per share for gross proceeds of CHF 235,257). Of these treasury shares 10,966,666 were sold at a price of CHF 0.06 per share with 2,741,666 warrants granted by the Group at an exercise price of CHF 0.06 and a 5-year exercise period. The fair value of the warrants amounted to CHF 65,609 and has been recorded in equity as transaction costs. The remaining 8,646,086 treasury shares have been sold under the sale agency agreement with Kepler Cheuvreux at an average price of CHF 0.066 per share for gross proceeds of CHF 572,102.

On February 20, 2024, in accordance with Swiss law, the company registered in the commercial register 6,120,000 new shares issued out of conditional capital from December 12, 2023 to December 31, 2023 following the exercise of pre-funded warrants granted to one institutional investor on April 3, 2023.